Expense Example, No Redemption - DWS Global High Income Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 533
3 Years	728
5 Years	938
10 Years	1,545
Class T
Expense Example, No Redemption:
1 Year	335
3 Years	527
5 Years	736
10 Years	1,336
Class C
Expense Example, No Redemption:
1 Year	163
3 Years	520
5 Years	901
10 Years	1,970
Class R6
Expense Example, No Redemption:
1 Year	56
3 Years	286
5 Years	535
10 Years	1,248
INST Class
Expense Example, No Redemption:
1 Year	61
3 Years	210
5 Years	371
10 Years	839
Class S
Expense Example, No Redemption:
1 Year	66
3 Years	227
5 Years	403
10 Years	$ 910